Stockholders' Deficit - Common Stock Shares (Details)	11 Months Ended
Dec. 31, 2021 $ / shares shares
Class A Common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	280,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Temporary equity, shares outstanding	15,000,000
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Temporary equity, shares outstanding	15,000,000
Temporary equity, shares issued	15,000,000
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares, shares issued (in shares)	3,750,000
Common shares, shares outstanding (in shares)	3,750,000
Number of Class A common stock issued upon conversion of each share (in shares)	1
Ratio to be applied to the stock in the conversion	20